CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents (Note 2(e))	$ 7,160	$ 14,841
Accounts receivable trade, net (Note 2(f))	3,064	2,963
Inventories (Note 2(g))	1,598	287
Prepaid expenses and other assets, net (Note 6)	2,198	895
Insurance claims (Note 2(i))	92	1,058
Total current assets	14,112	20,044
FIXED ASSETS:
Vessels, net (Notes 2(j), 2(l) and 5)	71,263	71,100
Total fixed assets	71,263	71,100
OTHER NON-CURRENT ASSETS:
Deferred charges, net (Note 2(n))	1,117	2,056
Equity method investment (Notes 2(h) and 4)	2,970	1,645
Total assets	89,462	94,845
CURRENT LIABILITIES:
Accounts payable, trade and other	1,853	405
Due to related parties (Notes 3(a),3(b), and 3(h))	$ 458	$ 474
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Dividends payable (Note 7(c))	$ 177	$ 110
Accrued liabilities	2,420	898
Unearned revenue (Note 2(p))	184	399
Total current liabilities	5,092	2,286
Commitments and contingencies (Note 6)
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 100,000,000 shares authorized, 533,136 issued and outstanding as of December 31, 2024, and 520,459 issued and outstanding as of December 31, 2023 (Note 7)	5	5
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 7,504,982 issued and outstanding as of December 31, 2024, and 7,448,601 issued and outstanding as of December 31, 2023 (Note 7)	75	74
Additional paid-in capital (Note 7)	110,198	100,500
Accumulated deficit	(25,908)	(8,020)
Total stockholders' equity	84,370	92,559
Total liabilities and stockholders' equity	$ 89,462	$ 94,845